Obligation Related to the Letter of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Obligation Related to Letter of Credit [Abstract]
Obligation Related to Letter of Credit [Text Block]
7.    Obligation Related to the Letter of Credit

On March 6, 2013, the Company entered into a Warrant Purchase and Reimbursement Agreement (the “Reimbursement Agreement”) with Steve Antoline, a director of the Company, pursuant to which Mr. Antoline agreed to issue a letter of credit, dated February 25, 2013 (the "Letter of Credit") for the benefit of MPR Associates, Inc. ("MPR") for the purpose of guaranteeing an amount equal to $600,000 (the “Purchase Order Amount”) due by the Company to MPR in connection with the production of certain LAESI instruments in exchange for (a) the agreement by the Company to reimburse Mr. Antoline for any amounts paid by him on behalf of the Company pursuant to the Letter of Credit, up to the Purchase Order Amount and (b) a five-year warrant to purchase up to 1,100,000 shares of common stock, issued to an affiliate of Mr. Antoline. The fair value of these warrants was estimated to be $138,763, which was recorded as a discount to the Reimbursement Agreement balance of $600,000, and has been accreted based on the repayment of the obligation. Accretion expense of $55,204 was recognized during the six months ended September 30, 2014 while $83,559 was recognized in 2013. During the first quarter of 2013, MPR drew $600,000 against the Letter of Credit. On April 4, 2014, the Company repaid $90,835 to Mr. Antoline and the Letter of Credit was paid in full.

5. Obligation Related to the Letter of Credit

On March 6, 2013, the Company entered into a Warrant Purchase and Reimbursement Agreement, (the “Reimbursement Agreement”) with Steve Antoline, a director of the Company, pursuant to which Mr. Antoline agreed to issue a letter of credit, dated February 25, 2013 (the "Letter of Credit") for the benefit of MPR Associates, Inc. ("MPR") for the purpose of guaranteeing an amount equal to $600,000 (the “Purchase Order Amount”) due by the Company to MPR in connection with the production of certain LAESI instruments in exchange for (i) the agreement by the Company to reimburse Mr. Antoline for any amounts paid by him on behalf of the Company pursuant to the Letter of Credit, up to the Purchase Order Amount and (ii) a five-year warrant to purchase up to 1,100,000 shares of the Company’s common stock, issued to an affiliate of Mr. Antoline. The fair value of these warrants was estimated to be $138,763, which was recorded as a discount to the Reimbursement Agreement balance of $600,000, and has been accreted based on the repayment of the obligation. Accretion expense of $83,559 was recognized in 2013. During the first quarter of 2013, MPR drew $600,000 against the Letter of Credit.

On June 14, 2013, the Company received $147,860 as payment for one of the LAESI instruments. The Company and Mr. Antoline entered into an Addendum to the Reimbursement Agreement whereby the Company could use the funds for up to 80 days or until September 1, 2013. The Addendum was further amended to extend the maturity date until December 31, 2013. For the period the funds were used by the Company, the balance accrued simple interest of 10% per annum basis. In addition, the Company will also issue a five-year warrant to purchase 250,000 shares of common stock at an exercise price of $1.10 per share upon the repayment of the funds. The fair value of these warrants was estimated to be $31,510, which was recorded as a discount to the Addendum balance of $147,860, and will be accreted based on the repayment of the obligation. No accretion expense was recognized in 2013. As of December 31, 2013, $238,695 was due in connection with the terms of the Reimbursement Agreement. In addition, a receivable balance of $149,500 was pledged as of December 31, 2013. Subsequent to the balance sheet date, the Company repaid the Addendum plus interest and issued the warrant, thereby reducing the balance due on the Reimbursement Agreement to $90,835.